Fair Value Measurements (Fair Value Techniques) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	$ 224	$ 214
Customer Financing Notes Receivable	403	262
Short-Term Borrowings	926	126
Long-term debt (excluding capitalized leases)	19,476	19,623
Long-term liabilities	458	80
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	209	204
Customer Financing Notes Receivable	403	260
Short-Term Borrowings	926	126
Long-term debt (excluding capitalized leases)	21,198	22,244
Long-term liabilities	419	$ 74
Level 1 | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	0
Customer Financing Notes Receivable	0
Short-Term Borrowings	0
Long-term debt (excluding capitalized leases)	0
Long-term liabilities	0
Level 2 | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	209
Customer Financing Notes Receivable	403
Short-Term Borrowings	727
Long-term debt (excluding capitalized leases)	20,845
Long-term liabilities	419
Level 3 | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	0
Customer Financing Notes Receivable	0
Short-Term Borrowings	199
Long-term debt (excluding capitalized leases)	353
Long-term liabilities	$ 0